Commitments and contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
20.	Commitments and contingencies
Litigations
In March and April 2020, the Company and certain of the Company’s current and former officers and directors were named as defendants in several putative securities class actions filed with the state and federal courts in the United States, alleging that the Company made material misstatements and omissions in its initial public offering registration statement. The cases allege claims under the United Sates Securities Act of 1933. The actions have been transferred and consolidated into the two pending actions: In re Douyu Int’l Holdings Ltd. Secs. Litig., Index No. 651703/2020 (Sup. Ct. N.Y. Cty.) (the “Consolidated State Court Action”), and In re Douyu Int’l Holdings Ltd. Secs. Litig., 20-cv-7234 (S.D.N.Y.) (the “Consolidated Federal Court Action”).
The Company is in the process to settle both the Consolidated State Court Action and the Consolidated Federal Court Action and has reached an agreement in principle with the plaintiffs. The settlement in principle is contingent on the negotiation and execution of a stipulation of settlement and subject to approval from the state court.